Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of the Company's subsidiaries

The table below list the Company’s subsidiaries:

				Direct and indirect
			Investment	interest
Name	Main activities	Location	type	2020	2019 (i)
Vitru Brasil Empreendimentos, Participações e Comércio S.A	Continuing education courses	Florianópolis - SC	Subsidiary	100%	100%
UNIASSELVI - Sociedade Educacional Leonardo da Vinci S/S Ltda	Distance learning, on-campus undergraduate and continuing education courses	Indaial - SC	Subsidiary	100%	100%
FAMEG - Sociedade Educacional do Vale do Itapocu S/S Ltda.	On-campus undergraduate and continuing education courses	Guaramirim - SC	Subsidiary	100%	100%
FAIR Educacional Ltda.	On-campus undergraduate and continuing education courses	Rondonópolis - MT	Subsidiary	100%	100%
FAC Educacional Ltda.	On-campus undergraduate and continuing education courses	Cuiabá - MS	Subsidiary	100%	100%
(i)

The comparative numbers presented in these financial statements from the Company contemplates 100% of direct and indirect interest of the subsidiaries listed above as the interest was not changed by the corporate reorganization described in Note 1.1.

Schedule of annual average rate of depreciation

Depreciation of other assets is calculated using the straight-line method to reduce their cost to their residual value over their estimated useful lives, as follows:

Annual average rate
Buildings	4%
IT equipment	20%
Furniture, fittings and facilities	10%
Leasehold improvements	4% - 10%
Library	10%